Provisions - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provision for charges [Line Items]	€ 56	€ 61
Current provisions	56	€ 61
Increase in Provisions [Member]
Disclosure of other provisions [line items]
Current provisions	0
Decrease (used) in Provisions [Member]
Disclosure of other provisions [line items]
Provision for charges [Line Items]	(21)
Current provisions	(21)
Decrease (unused) in Provisions [Member]
Disclosure of other provisions [line items]
Provision for charges [Line Items]	16
Current provisions	€ 16